SEGMENT REPORTING (Schedule of Revenue and Long-lived Assets by Geographic Regions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	$ 255,750	$ 256,915	$ 263,622
Long-Lived Assets	7,011	6,603	6,148
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	91,825	90,618	93,247
Long-Lived Assets	2,601	2,917	3,467
Europe and Middle East (excluding Israel) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	82,786	87,539	86,436
Long-Lived Assets	296	407	399
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	44,406	39,744	41,423
Long-Lived Assets	138	76	95
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	25,460	26,409	30,816
Long-Lived Assets	9	12	17
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	3,217	4,620	3,924
Long-Lived Assets	3,967	3,191	2,170
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	8,056	7,985	7,776
Long-Lived Assets